Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Entity File Number	001-13057
Entity Registrant Name	RALPH LAUREN CORPORATION
Entity Central Index Key	0001037038
Entity Tax Identification Number	13-2622036
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	318-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	RL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false